UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2015 to February 28, 2015

333-190866-05

(Commission File Number of issuing entity)

California Republic Auto Receivables Trust 2014-3

(Exact name of issuing entity as specified in its charter)

333-190866

(Commission File Number of depositor)

California Republic Funding, LLC

(Exact name of depositor as specified in its charter)

California Republic Bank

(Exact name of sponsor as specified in its charter)

Delaware	38-7121218
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

18400 Von Karman, Suite 1100, Irvine, CA	92612
(Address of principal executive offices of the issuing entity)	(Zip Code)

(949) 270-9700

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐
Class C	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.      Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the California Republic Auto Receivables Trust 2014-3 is set forth in the Servicer’s Certificate and Monthly Servicer Report for the March 16, 2015 distribution date, attached as Exhibit 99.1.

Reference is made to the Form ABS-15G filed by California Republic Funding, LLC with the Securities and Exchange Commission on January 30, 2015 and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which California Republic Funding, LLC is the depositor. The CIK number of California Republic Funding, LLC is 0001561326.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure received from DBTCA:

Deutsche Bank Trust Company Americas (“DBTCA”) has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts. On June 18, 2014, a group of investors (“Plaintiff Investors”) filed a civil action against DBTCA and Deutsche Bank National Trust Company (“DBNTC”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA’s and DBNTC’s alleged failure to perform their obligations as trustees for the trusts (the “NY Derivative Action”). An amended complaint was filed on July 16, 2014, adding Plaintiff Investors and RMBS trusts to the NY Derivative Action. On November 24, 2014, the Plaintiff Investors moved to voluntarily dismiss the NY Derivative Action without prejudice. Also on November 24, 2014, substantially the same group of Plaintiff Investors filed a civil action against DBTCA and DBNTC in the United States District Court for the Southern District of New York (the “SDNY Action”), making substantially the same allegations as the New York Derivative Action with respect to 564 RMBS trusts (542 of which were at issue in the NY Derivative Action). The SDNY Action is styled both as a derivative action on behalf of the named RMBS Trusts and, in the alternative, as a putative class action on behalf of holders of RMBS representing interests in those RMBS trusts. DBTCA is vigorously defending the SDNY Action. DBTCA has no pending legal proceedings (including, based on DBTCA’s present evaluation, the litigation disclosed in this paragraph) that would materially affect its ability to perform its duties as Trustee on behalf of the noteholders.

Item 9. Exhibits

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Funding, LLC (Depositor)

/s/ Mark K. Olson
Mark K. Olson EVP, Chief Financial Officer

Date: March 20, 2015

EXHIBIT INDEX

Exhibit No.	Description

99.1	Distribution report of the issuing entity.